Goodwill and Other Intangible Assets - Changes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in goodwill and other intangible assets
Beginning balance	$ 3,528	$ 3,586
Additions	55	22
Amortization	(80)	(80)
Ending balance	3,503	3,528
Other intangibles
Changes in goodwill and other intangible assets
Beginning balance	636	694
Additions	55	22
Amortization	(80)	(80)
Ending balance	611	636
Oil Sands | Goodwill
Changes in goodwill and other intangible assets
Beginning balance	2,752	2,752
Ending balance	2,752	2,752
Refining and Marketing | Goodwill
Changes in goodwill and other intangible assets
Beginning balance	140	140
Ending balance	$ 140	$ 140